Expense Example, No Redemption - Pioneer Intrinsic Value Fund	May 07, 2021 USD ($)
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 163
Expense Example, No Redemption, 3 Years	722
Class Y
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	381
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	657
Expense Example, No Redemption, 3 Years	$ 1,039